LEASE (Details 1) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Current portion	$ 50,335	$ 88,537	$ 70,375
Non-current portion	54,343	68,961	59,983
Total	$ 104,678	$ 157,498	$ 130,358